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                                                                      Exhibit 99

FORD CREDIT AUTO OWNER TRUST 2008-C
MONTHLY INVESTOR REPORT

Collection Period                                                                                              October, 2008
Payment Date                                                                                                      11/17/2008
Transaction Month                                                                                                          6

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-143316 and at
http://www.fordcredit.com/institutionalinvestments/index.jhtml.

I. ORIGINAL DEAL PARAMETERS

                                                                                                      WEIGHTED AVG REMAINING
                                                      DOLLAR AMOUNT          # OF RECEIVABLES                 TERM AT CUTOFF
Initial Pool Balance                              $6,254,185,030.50                   338,143                    52.8 months
Original Securities:                                  DOLLAR AMOUNT        NOTE INTEREST RATE   FINAL SCHEDULED PAYMENT DATE
 Class A-1 Notes                                  $1,400,000,000.00                  2.77620%                  June 15, 2009
 Class A-2a Notes                                   $400,000,000.00                    3.720%               January 15, 2011
 Class A-2b Notes                                 $1,320,000,000.00   one-month LIBOR + 0.90%               January 15, 2011
 Class A-3 Notes                                  $1,582,000,000.00   one-month LIBOR + 1.42%                  June 15, 2012
 Class A-4a Notes                                   $360,600,000.00                    5.160%                 April 15, 2013
 Class A-4b Notes                                   $300,000,000.00   one-month LIBOR + 1.75%                 April 15, 2013
 Class B Notes                                      $169,300,000.00                    6.040%             September 15, 2013
 Class C Notes                                      $112,900,000.00                    7.040%               January 15, 2014
 Class D Notes                                      $112,900,000.00                    8.490%              November 15, 2014
                                                    ---------------
    Total                                         $5,757,700,000.00

II. AVAILABLE FUNDS
INTEREST:
 Interest Collections                                                                                         $21,312,556.32

PRINCIPAL:
 Principal Collections                                                                                       $124,913,966.03
 Prepayments in Full                                                                                          $35,241,645.16
 Liquidation Proceeds                                                                                          $4,418,062.38
 Recoveries                                                                                                       $66,003.80
                                                                                                                  ----------
   SUB TOTAL                                                                                                 $164,639,677.37
                                                                                                             ---------------
COLLECTIONS                                                                                                  $185,952,233.69

PURCHASE AMOUNTS:
 Purchase Amounts Related to Principal                                                                           $747,869.12
 Purchase Amounts Related to Interest                                                                              $4,635.96
                                                                                                                   ---------
   SUB TOTAL                                                                                                     $752,505.08

Clean-up Call                                                                                                          $0.00

Reserve Account Draw Amount                                                                                            $0.00
Net Swap Receipt - Class A-2b                                                                                  $2,536,600.00
Net Swap Receipt - Class A-3                                                                                   $2,637,325.84
Net Swap Receipt - Class A-4b                                                                                    $440,875.00
AVAILABLE FUNDS                                                                                              $192,319,539.61

FORD CREDIT AUTO OWNER TRUST 2008-C
MONTHLY INVESTOR REPORT

Collection Period                                                                                             October, 2008
Payment Date                                                                                                     11/17/2008
Transaction Month                                                                                                         6

III. DISTRIBUTIONS
AVAILABLE FUNDS                                                                                CARRYOVER          REMAINING

                                              CALCULATED AMOUNT     AMOUNT PAID    SHORTFALL   SHORTFALL    AVAILABLE FUNDS
Owner Trustee Fees and Expenses                           $0.00            $0.00       $0.00       $0.00    $192,319,539.61
Indenture Trustee Fees and                                $0.00            $0.00       $0.00       $0.00    $192,319,539.61
Servicing Fee                                     $4,410,689.92    $4,410,689.92       $0.00       $0.00    $187,908,849.69
Net Swap Payment - Class A-2b                             $0.00            $0.00       $0.00       $0.00    $187,908,849.69
Net Swap Payment - Class A-3                              $0.00            $0.00       $0.00       $0.00    $187,908,849.69
Net Swap Payment - Class A-4b                             $0.00            $0.00       $0.00       $0.00    $187,908,849.69
Swap Termination Payment                                  $0.00            $0.00       $0.00       $0.00    $187,908,849.69
Interest - Class A-1 Notes                        $1,124,069.11    $1,124,069.11       $0.00       $0.00    $186,784,780.58
Interest - Class A-2a Notes                       $1,240,000.00    $1,240,000.00       $0.00       $0.00    $185,544,780.58
Interest - Class A-2b Notes                       $6,606,600.00    $6,606,600.00       $0.00       $0.00    $178,938,180.58
Interest - Class A-3 Notes                        $8,671,996.67    $8,671,996.67       $0.00       $0.00    $170,266,183.91
Interest - Class A-4a Notes                       $1,550,580.00    $1,550,580.00       $0.00       $0.00    $168,715,603.91
Interest - Class A-4b Notes                       $1,735,250.00    $1,735,250.00       $0.00       $0.00    $166,980,353.91
First Priority Principal Payment                          $0.00            $0.00       $0.00       $0.00    $166,980,353.91
Interest - Class B Notes                            $852,143.33      $852,143.33       $0.00       $0.00    $166,128,210.58
Second Priority Principal Payment                         $0.00            $0.00       $0.00       $0.00    $166,128,210.58
Interest - Class C Notes                            $662,346.67      $662,346.67       $0.00       $0.00    $165,465,863.91
Third Priority Principal Payment                 $49,268,747.74   $49,268,747.74       $0.00       $0.00    $116,197,116.17
Interest - Class D Notes                            $798,767.50      $798,767.50       $0.00       $0.00    $115,398,348.67
Reserve Account Deposit                                   $0.00            $0.00       $0.00       $0.00    $115,398,348.67
Regular Principal Payment                       $392,434,736.30  $115,398,348.67       $0.00       $0.00              $0.00
Subordinated Swap Termination                             $0.00            $0.00       $0.00       $0.00              $0.00
Additional Trustee Fees and                               $0.00            $0.00       $0.00       $0.00              $0.00
Residual Released to Depositor                            $0.00            $0.00       $0.00       $0.00              $0.00
                                                                           -----
TOTAL                                                            $192,319,539.61

                                                               PRINCIPAL PAYMENT:
                                                                      First Priority Principal Payment                $0.00
                                                                      Second Priority Principal Payment               $0.00
                                                                      Third Priority Principal Payment       $49,268,747.74
                                                                      Regular Principal Payment             $115,398,348.67
                                                                                                            ---------------
                                                                      TOTAL                                 $164,667,096.41

IV. NOTEHOLDER PAYMENTS

                         NOTEHOLDER PRINCIPAL PAYMENTS    NOTEHOLDER INTEREST PAYMENTS            TOTAL PAYMENT
                                ACTUAL   PER $1,000 OF          ACTUAL    PER $1,000 OF           ACTUAL      PER $1,000 OF
                                              ORIGINAL                         ORIGINAL                    ORIGINAL BALANCE
                                               BALANCE                          BALANCE
Class A-1 Notes        $164,667,096.41         $117.62   $1,124,069.11            $0.80  $165,791,165.52            $118.42
Class A-2a Notes                 $0.00           $0.00   $1,240,000.00            $3.10    $1,240,000.00              $3.10
Class A-2b Notes                 $0.00           $0.00   $6,606,600.00            $5.01    $6,606,600.00              $5.01
Class A-3 Notes                  $0.00           $0.00   $8,671,996.67            $5.48    $8,671,996.67              $5.48
Class A-4a Notes                 $0.00           $0.00   $1,550,580.00            $4.30    $1,550,580.00              $4.30
Class A-4b Notes                 $0.00           $0.00   $1,735,250.00            $5.78    $1,735,250.00              $5.78
Class B Notes                    $0.00           $0.00     $852,143.33            $5.03      $852,143.33              $5.03
Class C Notes                    $0.00           $0.00     $662,346.67            $5.87      $662,346.67              $5.87
Class D Notes                    $0.00           $0.00     $798,767.50            $7.08      $798,767.50              $7.08
                                 -----                     -----------                       -----------
TOTAL                  $164,667,096.41                  $23,241,753.28                   $187,908,849.69

FORD CREDIT AUTO OWNER TRUST 2008-C
MONTHLY INVESTOR REPORT

Collection Period                                                                                                     October, 2008
Payment Date                                                                                                             11/17/2008
Transaction Month                                                                                                                 6

V. NOTE BALANCE AND POOL INFORMATION

                                                      BEGINNING OF PERIOD                             END OF PERIOD
                                                            BALANCE           NOTE FACTOR              BALANCE          NOTE FACTOR
Class A-1 Notes                                     $441,703,484.04             0.3155025     $277,036,387.63             0.1978831
Class A-2a Notes                                    $400,000,000.00             1.0000000     $400,000,000.00             1.0000000
Class A-2b Notes                                  $1,320,000,000.00             1.0000000   $1,320,000,000.00             1.0000000
Class A-3 Notes                                   $1,582,000,000.00             1.0000000   $1,582,000,000.00             1.0000000
Class A-4a Notes                                    $360,600,000.00             1.0000000     $360,600,000.00             1.0000000
Class A-4b Notes                                    $300,000,000.00             1.0000000     $300,000,000.00             1.0000000
Class B Notes                                       $169,300,000.00             1.0000000     $169,300,000.00             1.0000000
Class C Notes                                       $112,900,000.00             1.0000000     $112,900,000.00             1.0000000
Class D Notes                                       $112,900,000.00             1.0000000     $112,900,000.00             1.0000000
                                                    ---------------             ---------     ---------------             ---------
TOTAL                                             $4,799,403,484.04             0.8335626   $4,634,736,387.63             0.8049632

POOL INFORMATION
 Weighted Average APR                                                              4.892%                                    4.891%
 Weighted Average Remaining Term                                                    49.26                                     48.56
 Number of Receivables Outstanding                                                299,132                                   292,643
 Pool Balance                                                           $5,292,827,901.55                         $5,123,292,520.50
 Adjusted Pool Balance (Pool Balance - YSOC Amount)                     $4,787,316,820.70                         $4,637,234,736.30
 Pool Factor                                                                    0.8462858                                 0.8191783

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve  Balance                                                                                           $31,270,925.15
Targeted Credit Enhancement Amount                                                                                   $51,232,925.21
Yield Supplement Overcollateralization Amount                                                                       $486,057,784.20
Targeted Overcollateralization Amount                                                                               $506,019,784.26
Actual Overcollateralization Amount (EOP Pool Balance - EOP  Note Balance)                                          $488,556,132.87

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance                                                                                    $31,270,925.15
Reserve Account Deposits Made                                                                                                  0.00
Reserve Account Draw Amount                                                                                                    0.00
                                                                                                                               ----
Ending Reserve Account Balance                                                                                       $31,270,925.15
Change in Reserve Account Balance                                                                                             $0.00

Specified Reserve  Balance                                                                                           $31,270,925.15

FORD CREDIT AUTO OWNER TRUST 2008-C
MONTHLY INVESTOR REPORT

Collection Period                                                                                          October, 2008
Payment Date                                                                                                  11/17/2008
Transaction Month                                                                                                      6

VIII. NET LOSSES AND DELINQUENT RECEIVABLES
                                                                                      # OF RECEIVABLES            AMOUNT
Realized Loss                                                                                     1056     $4,213,838.36
(Recoveries)                                                                                        69        $66,003.80
                                                                                                              ----------
NET LOSSES FOR CURRENT COLLECTION PERIOD                                                                   $4,147,834.56
Cumulative Net Losses Last Collection                                                                      $7,824,054.46
                                                                                                           -------------
CUMULATIVE NET LOSSES FOR ALL COLLECTION PERIODS                                                          $11,971,889.02

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)                 0.94%

DELINQUENT RECEIVABLES:

                                                               % OF EOP POOL         # OF RECEIVABLES             AMOUNT
31-60 Days Delinquent                                                       1.28%               3,287     $65,757,608.45
61-90 Days Delinquent                                                       0.15%                 357      $7,520,819.65
91-120 Days Delinquent                                                      0.04%                  99      $2,244,413.08
Over 120 Days Delinquent                                                    0.03%                  60      $1,320,719.29
                                                                            -----                  --      -------------
TOTAL DELINQUENT RECEIVABLES                                                1.50%               3,803     $76,843,560.47

REPOSSESION INVENTORY:

Repossesed in the Current Collection Period                                                       398      $9,139,964.53
Total Repossesed Inventory                                                                        483     $12,261,166.70

RATIO OF NET LOSSES TO THE AVERAGE POOL BALANCE FOR THE COLLECTION PERIOD:
Second Preceding Collection Period                                                                               0.5614%
Preceding Collection Period                                                                                      0.7357%
Current Collection Period                                                                                        0.9557%
Three Month Average                                                                                              0.7509%

NUMBER OF  61+ DELINQUENT RECEIVABLES TO EOP NUMBER OF OUTSTANDING RECEIVABLES:
Second Preceding Collection Period                                                                               0.1223%
Preceding Collection Period                                                                                      0.1581%
Current Collection Period                                                                                        0.1763%
Three Month Average                                                                                              0.1522%